COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

		Shares/Units	Value
COMMON STOCK	99.5%
AUSTRALIA	6.6%
ENVIRONMENTAL SERVICES	0.9%
Cleanaway Waste Management Ltd.		3,932,504	$6,144,020

TOLL ROADS	4.6%
Atlas Arteria Ltd.(a)		2,791,802	9,926,289
Transurban Group(a)		2,975,595	24,277,984

			34,204,273

TRANSPORT LOGISTICS	1.1%
Qube Holdings Ltd.		4,499,274	8,302,359

TOTAL AUSTRALIA			48,650,652

BRAZIL	3.1%
ELECTRIC	0.6%
Equatorial Energia SA		683,993	4,362,598

MARINE PORTS	1.6%
Santos Brasil Participacoes SA		6,933,212	11,820,757

TOLL ROADS	0.9%
CCR SA		2,726,466	6,991,703

TOTAL BRAZIL			23,175,058

CANADA	5.6%
MIDSTREAM	4.7%
Keyera Corp.		272,965	6,408,874
TC Energy Corp.		832,428	28,627,066

			35,035,940

RAILWAYS	0.9%
Canadian Pacific Kansas City Ltd.		87,776	6,524,473

TOTAL CANADA			41,560,413

CHINA	2.4%
GAS DISTRIBUTION	1.6%
Enn Energy Holdings Ltd., (H shares)		1,414,700	11,742,573

TOLL ROADS	0.8%
Zhejiang Expressway Co., Ltd., (H shares)		8,038,000	5,994,409

TOTAL CHINA			17,736,982

HONG KONG	1.3%
ELECTRIC
Power Assets Holdings Ltd.		1,942,500	9,401,254

		Shares/Units	Value
INDIA	2.4%
ELECTRIC
NTPC Ltd.		1,640,371	$4,859,408
Power Grid Corp of India Ltd.		5,343,622	12,882,671

TOTAL INDIA			17,742,079

ITALY	1.5%
ELECTRIC
Terna—Rete Elettrica Nazionale		1,480,767	11,159,177

JAPAN	2.6%
GAS DISTRIBUTION	1.8%
Osaka Gas Co., Ltd.		383,600	6,319,748
Tokyo Gas Co., Ltd.		298,000	6,762,032

			13,081,780

RAILWAYS	0.8%
West Japan Railway Co.		142,000	5,877,074

TOTAL JAPAN			18,958,854

MEXICO	2.9%
AIRPORTS
Grupo Aeroportuario del Sureste SAB de CV, Class B		886,149	21,714,528

NETHERLANDS	0.5%
MARINE PORTS
Koninklijke Vopak NV		110,297	3,780,545

PHILIPPINES	1.1%
MARINE PORTS
International Container Terminal Services, Inc.		2,176,340	7,970,476

PORTUGAL	1.0%
ELECTRIC
EDP—Energias de Portugal SA		1,753,954	7,298,792

SPAIN	3.6%
AIRPORTS	2.1%
Aena SME SA(b)		102,549	15,460,683

COMMUNICATIONS	1.5%
Cellnex Telecom SA(b)(c)		326,041	11,364,986

TOTAL SPAIN			26,825,669

THAILAND	2.3%
AIRPORTS
Airports of Thailand PCL(c)		9,042,000	17,320,412

		Shares/Units	Value
UNITED KINGDOM	2.5%
ELECTRIC
National Grid PLC		1,515,046	$18,115,374

UNITED STATES	60.1%
COMMUNICATIONS	7.9%
American Tower Corp.		213,395	35,092,807
SBA Communications Corp.		115,875	23,194,699

			58,287,506

ELECTRIC	31.8%
Alliant Energy Corp.		373,704	18,105,959
CenterPoint Energy, Inc.		641,714	17,230,021
Consolidated Edison, Inc.		267,986	22,920,843
Constellation Energy Corp.		49,671	5,418,113
Dominion Energy, Inc.		202,352	9,039,064
DTE Energy Co.		166,998	16,579,561
Entergy Corp.		118,544	10,965,320
Evergy, Inc.		214,336	10,866,835
Exelon Corp.		587,389	22,197,430
NextEra Energy, Inc.		680,169	38,966,882
PG&E Corp.(c)		985,046	15,888,792
PPL Corp.		945,433	22,274,401
Public Service Enterprise Group, Inc.		248,704	14,153,745
Southern Co./The		169,661	10,980,460

			235,587,426

GAS DISTRIBUTION	5.4%
NiSource, Inc.(d)		736,495	18,176,696
Sempra		318,729	21,683,134

			39,859,830

MIDSTREAM	8.7%
Cheniere Energy, Inc.		166,784	27,679,473
ONEOK, Inc.		276,241	17,521,966
Targa Resources Corp.		222,987	19,114,446

			64,315,885

RAILWAYS	4.6%
CSX Corp.		447,074	13,747,525
Union Pacific Corp.		99,077	20,175,050

			33,922,575

		Shares/Units	Value
WATER	1.7%
Essential Utilities, Inc.		365,302	$12,540,818

TOTAL UNITED STATES			444,514,040

TOTAL COMMON STOCK (Identified cost—$742,645,427)			735,924,305

SHORT-TERM INVESTMENTS	0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.29%(e)		2,889,186	2,889,186

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,889,186)			2,889,186

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$745,534,613)	99.9%		738,813,491
WRITTEN OPTION CONTRACTS (Premiums received—$9,914)	(0.0)		(41,250)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		1,104,662

NET ASSETS	100.0%		$739,876,903

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Put — American Electric Power Co., Inc.	$75.00	10/20/23	(250)	$(1,880,500)	$(9,914)	$(41,250)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $26,825,669 which represents 3.6% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Non-income producing security.
(d)	All or a portion of the security is pledged in connection with written option contracts. $1,409,746 in aggregate has been pledged as collateral.
(e)	Rate quoted represents the annualized seven-day yield.
(f)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Summary	% of Net Assets
Electric	41.1
Midstream	13.4
Communications	9.4
Gas Distribution	8.8
Airports	7.3
Toll Roads	6.3
Railways	6.3
Marine Ports	3.2
Water	1.7
Transport Logistics	1.1
Environmental Services	0.9
Other	0.5

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Thailand	$—	$17,320,412	$—	$17,320,412
Other Countries	718,603,893	—	—	718,603,893
Short-Term Investments	—	2,889,186	—	2,889,186

Total Investments in Securities(a)	$718,603,893	$20,209,598	$—	$738,813,491

Written Option Contracts	$(41,250)	$—	$—	$(41,250)

Total Derivative Liabilities(a)	$(41,250)	$—	$—	$(41,250)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s option contracts activity for the nine months ended September 30, 2023:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a)(b)	$2,228,202	$$7,610,265

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents one month and six months for purchased and written option contracts, respectively.